ITEM 4 AND ITEM 5
Grant Thornton LLP
27777 Franklin Road, Suite 800
Southfield, MI 48034
REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
T 248.262.1950
F 248.350.3581
www.GrantThornton.com

Board of Directors and Management of
Credit Acceptance Corporation
25505 W. Twelve Mile Road
Southfield, MI 48034

Wells Fargo Securities, LLC
550 S. Tryon Street
MAC D1086-051
Charlotte, NC 28202

We have performed the procedures enumerated below, which were agreed to by the Board of Directors and Management of Credit Acceptance Corporation and Wells Fargo Securities, LLC (collectively, the “specified parties”), in their evaluation of certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2019-1. The sufficiency of these procedures is solely the responsibility of the parties specified in this report. Consequently, we make no representation regarding the sufficiency of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures we performed and our findings are as follows.

1.	The Company provided a Data File with information for certain vehicle loans which the Company represented was as of the close of business of December 31, 2018.

2.
One hundred vehicle loans were selected by Wells Fargo Securities, LLC from the Data File. The sample of loans is listed in Exhibit A. For each of the selected loans we compared the following information, designated by Wells Fargo Securities, LLC, to the related retail installment contract and in instances where consumers changed their address subsequent to the origination of their loan, we agreed the state of the other Company records.

a.	Loan number

b.	Original amount financed

c.	First payment date (scheduled)

d.	Original term to maturity

e.	Monthly payment

f.	Interest rate

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

g.	State

h.	Compared the Vehicle Identification Number (“VIN”) on the contract to the VIN on the title document (actual title or title application, as applicable)

We defined the term “compare” as meaning we compared to the information shown in the Data File and found it to be in agreement. Such information was deemed to be in agreement if differences were attributable to rounding. The term “rounding” was defined as meaning amounts and percentages that were within $1 and 0.1%, respectively. We noted no exceptions.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on certain information with respect to attributes of the electronic file of information for the population of vehicle loans to be pooled for securitization related to the Class A, Class B, and Class C Asset-Backed Notes to be issued by the Credit Acceptance Auto Loan Trust 2019-1. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements

•	Addressing the value of collateral securing any such assets being securitized

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization

•
Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions

•	Forming any conclusion

•	Any other terms or requirements of the transaction that do not appear in this report.

This report is intended solely for the information and use of the specified parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

/s/ GRANT THORNTON LLP

Southfield, Michigan
February 1, 2019

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd

Exhibit A

Sample	Loan Number	Sample	Loan Number	Sample	Loan Number
1	XXXX2984	36	XXXX0256	71	XXXX9382
2	XXXX3715	37	XXXX5281	72	XXXX5711
3	XXXX4986	38	XXXX5058	73	XXXX5510
4	XXXX2296	39	XXXX0194	74	XXXX2702
5	XXXX4123	40	XXXX7758	75	XXXX1331
6	XXXX9574	41	XXXX9460	76	XXXX0383
7	XXXX4779	42	XXXX7770	77	XXXX9914
8	XXXX6271	43	XXXX5393	78	XXXX8800
9	XXXX5192	44	XXXX8383	79	XXXX5449
10	XXXX5867	45	XXXX9112	80	XXXX9888
11	XXXX0363	46	XXXX6035	81	XXXX3682
12	XXXX1139	47	XXXX4857	82	XXXX6947
13	XXXX6954	48	XXXX2200	83	XXXX1627
14	XXXX6912	49	XXXX4663	84	XXXX7431
15	XXXX1598	50	XXXX8138	85	XXXX2060
16	XXXX6111	51	XXXX7099	86	XXXX6023
17	XXXX9793	52	XXXX2424	87	XXXX6598
18	XXXX6034	53	XXXX7963	88	XXXX1054
19	XXXX0276	54	XXXX4888	89	XXXX7041
20	XXXX9002	55	XXXX1418	90	XXXX1295
21	XXXX3187	56	XXXX9716	91	XXXX4572
22	XXXX0717	57	XXXX3225	92	XXXX9270
23	XXXX3718	58	XXXX5360	93	XXXX1444
24	XXXX4359	59	XXXX7046	94	XXXX6328
25	XXXX0583	60	XXXX6255	95	XXXX4428
26	XXXX0406	61	XXXX2186	96	XXXX3028
27	XXXX5597	62	XXXX0991	97	XXXX5662
28	XXXX9628	63	XXXX9602	98	XXXX2797
29	XXXX5959	64	XXXX5324	99	XXXX8334
30	XXXX0541	65	XXXX3902	100	XXXX8466
31	XXXX3279	66	XXXX4186
32	XXXX5845	67	XXXX8633
33	XXXX0825	68	XXXX6371
34	XXXX0312	69	XXXX8557
35	XXXX6561	70	XXXX5512

Grant Thornton LLP
U.S. member firm of Grant Thornton International Ltd